S000045238 [Member] Performance Management - SFT Nomura Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund): Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. Effective May 1, 2021, the Fund changed its classification from “diversified” to “non-diversified.” The returns prior to May 1, 2021 do not reflect this change and accordingly, the performance shown in the bar chart and table prior to that date may not be indicative of future returns. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Best Quarter
2Q '20 | 25.27%
Worst Quarter
2Q '22 | -19.63%

Performance Table Heading	Average Annual Total Return (for periods ending December 31, 2025)
SFT Nomura Growth Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022